Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Revaluation surplus [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance at Dec. 31, 2019	$ 114,840	$ 28,730	$ (13,006)	$ (88,372)	$ 42,192
IfrsStatementLineItems [Line Items]
Net loss for the period				(16,020)	(16,020)
Total other comprehensive loss			(2,374)		(2,374)
Total comprehensive loss			(2,374)	(16,020)	(18,394)
Acquisition of Otis Gold Corp.	16,370	594			16,964
Shares issued as part of Credit Facility	180				180
Shares issued to settle payables	1,738				1,738
Value of services recognized		469			469
Proceeds on issuing shares	602	(230)			372
Shares issued on exercise of RSUs and DSUs	1,627	(479)			1,148
Value of units recognized		182			182
Value of warrants issued with Convertible Debentures		1,001			1,001
Proceeds on issuing shares	8	(2)			6
Value of shares issued in asset acquisition	246				246
Value of conversion options on Convertible Debentures		3,750			3,750
Interest payable settled with shares	588				588
Ending balance at Dec. 31, 2020	136,199	34,015	(15,380)	(104,392)	50,442
IfrsStatementLineItems [Line Items]
Net loss for the period				(57,773)	(57,773)
Total other comprehensive loss			(471)		(471)
Total comprehensive loss			(471)	(57,773)	(58,244)
Value of services recognized		475			475
Proceeds on issuing shares	54	(18)			36
Shares issued on exercise of RSUs and DSUs	970	(970)
Value of units recognized		1,066			1,066
Value of shares issued in asset acquisition	305				305
Interest payable settled with shares	1,433				1,433
Ending balance at Dec. 31, 2021	$ 138,961	$ 34,568	$ (15,851)	$ (162,165)	$ (4,487)